Long-Term Bank Loans (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Nov. 23, 2023 USD ($)	Nov. 23, 2023 CNY (¥)
Long-Term Bank Loans [Line Items]
Interest expense	$ 289,385	$ 304,516	$ 190,184
LRC Bank [Member]
Long-Term Bank Loans [Line Items]
Borrowing amount				$ 2,100	¥ 15
Working capital term				2 years	2 years
Maturity date				Nov. 14, 2025	Nov. 14, 2025
Fixed interest rate				3.95%	3.95%